Retirement benefits	12 Months Ended
Dec. 31, 2018
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Retirement benefits

25. Retirement benefits

UK

Since 6 August 2014, UK retirement and death in service benefits are provided for eligible employees by the IHG UK Defined Contribution Pension Plan. Members, including those who have been auto-enrolled since 1 September 2013, are provided with defined contribution arrangements under this plan; benefits are based on each individual member’s personal account. The plan is HM Revenue and Customs registered and governed by an independent trustee, assisted by professional advisers as and when required. The overall operation of the plan is subject to the oversight of The Pensions Regulator.

The former defined benefit plan, the InterContinental Hotels UK Pension Plan, was wound up on 21 July 2015 following the completion of the buy-out and transfer of the defined benefit obligations to Rothesay Life on 31 October 2014.

Residual defined benefit obligations remain in respect of additional benefits provided to members of an unfunded pension arrangement who were affected by lifetime or annual allowances under the former defined benefit arrangements. Accrual under this arrangement ceased with effect from 1 July 2013 and a cash-out offer in 2014 resulted in the extinguishment of approximately 70% of the unfunded pension obligations. The Company meets the benefit payment obligations of the remaining members as they fall due. A charge over certain ring-fenced bank accounts totalling £31m at 31 December 2018 (see note 15) is currently held as security on behalf of the remaining members.

US

During the year, the Group completed a termination of the US funded Inter-Continental Hotels Pension Plan (‘the Plan’), which involved certain qualifying members receiving lump-sum cash-out payments of $20m with the remaining pension obligations subject to a buy-out by Banner Life Insurance Company (‘Banner’), a subsidiary of Legal & General America, through the purchase of a group annuity contract for $124m. Banner assumed responsibility for the payment of the Plan’s pension obligations on 12 June 2018. A further amount of $6m was transferred to the Pension Benefit Guaranty Corporation in respect of members who it had not been possible to trace. The transactions were funded using the assets of the Plan and a final Company contribution of $12m, $1.5m of which was subsequently returned to the Company as a ‘mistake-in-fact’ contribution refund.

The Group continues to maintain the unfunded Inter-Continental Hotels Non-qualified Pension Plans and unfunded Inter-Continental Hotels Corporation Postretirement Medical, Dental, Vision and Death Benefit Plan, both of which are defined benefit plans. Both plans are closed to new members. A Retirement Committee, comprising senior Company employees and assisted by professional advisors as and when required, has responsibility for oversight of the plans.

Other

The Group also operates a number of smaller pension schemes outside the UK, the most significant of which is a defined contribution scheme in the US; there is no material difference between the pension costs of, and contributions to, these schemes.

In respect of the defined benefit plans, the amounts recognised in the Group income statement, in ‘administrative expenses’, are:

	Pension plans
	UK			US			US Post-employment benefits			Total
	2018 $m	2017 $m	2016 $m	2018 $m	2017 $m	2016 $m	2018 $m	2017 $m	2016 $m	2018 $m	2017 $m	2016 $m
Net interest expense	1	1	1	2	2	2	1	1	1	4	4	4
Administration costs	0	—	—	0	1	1	0	—	—	0	1	1

Operating profit before exceptional items	1	1	1	2	3	3	1	1	1	4	5	5

Exceptional items:
Settlement loss including transaction costs	0	—	—	15	—	—	0	—	—	15	—	—
	1	1	1	17	3	3	1	1	1	19	5	5

The settlement loss arises from the termination of the Plan and comprises the difference between cash cost of the termination arrangements and the accounting value of the liabilities extinguished, together with related transaction costs.

Re-measurement gains and losses recognised in the Group statement of comprehensive income are:

	2018			2017			2016
	Plan assets $m	Plan obligations $m	Total $m	Plan assets $m	Plan obligations $m	Total $m	Plan assets $m	Plan obligations $m	Total $m
Return on plan assets (excluding amounts included in interest)	(8)	0	(8)	9	—	9	—	—	—
Actuarial gains and losses arising from changes in:
Demographic assumptions	0	0	0	—	1	1	—	6	6
Financial assumptions	0	14	14	—	(9)	(9)	—	(11)	(11)
Experience adjustments	0	3	3	—	(2)	(2)	—	1	1
Change in asset restriction (excluding amounts included in interest)	3	0	3	(3)	—	(3)	—	—	—

Other comprehensive income	(5)	17	12	6	(10)	(4)	—	(4)	(4)

The assets and liabilities of the schemes and the amounts recognised in the Group statement of financial position are:

	Pension plans
	UK		US		US Post-employment benefits		Total
	2018 $m	2017 $m	2018 $m	2017 $m	2018 $m	2017 $m	2018 $m	2017 $m
Retirement benefit assets
Fair value of plan assets	0	—	0	152	0	—	0	152
Present value of benefit obligations	0	—	0	(146)	0	—	0	(146)

Surplus in schemes	0	—	0	6	0	—	0	6
Asset restriction	0	—	0	(3)	0	—	0	(3)

Total retirement benefit assets	0	—	0	3	0	—	0	3

Retirement benefit obligations
Fair value of plan assets	0	—	0	—	0	—	0	—
Present value of benefit obligations	(24)	(29)	(45)	(51)	(22)	(24)	(91)	(104)

Total retirement benefit obligations	(24)	(29)	(45)	(51)	(22)	(24)	(91)	(104)

Total fair value of plan assets	0	—	0	152	0	—	0	152
Total present value of benefit obligations	(24)	(29)	(45)	(197)	(22)	(24)	(91)	(250)

Assumptions

The principal financial assumptions used by the actuaries to determine the benefit obligations are:

	Pension plans
	UK			US			US Post-employment benefits
	2018%	2017%	2016%	2018%	2017%	2016%	2018%	2017%	2016%
Pensions increases	3.2	3.2	3.3	0	—	—	0	—	—
Discount rate	3.0	2.6	2.7	3.9	3.3	3.7	4.0	3.3	3.8
Inflation rate	3.2	3.2	3.3	0	—	—	0	—	—
Healthcare cost trend rate assumed for next year:
Pre-65 (ultimate rate reached in 2025)							7.1	7.7	7.0
Post-65 (ultimate rate reached in 2024)							7.6	8.7	8.3
Ultimate rate that the cost trend rate trends to							4.5	4.5	4.5

Mortality is the most significant demographic assumption. The current assumptions for the UK are based on the S2PA ‘light’ year of birth tables with projected mortality improvements using the CMI_2017 model and a 1.25% per annum long-term trend with age rated down by 0.7 and 2.3 years for pensioners and 0.5 and 2.6 years for non-pensioners, male and female respectively. In the US, the current assumptions are based on the RP-2014 Employee/Healthy Annuitant Generationally Projected with Scale MP-2018 mortality tables.

In both the UK and US, the assumptions have been revised during the year to reflect life expectancy at retirement age as follows:

		Pension plans
		UK			US
		2018 Years	2017 Years	2016 Years	2018 Years	2017 Years	2016 Years
Current pensioners at 65[a]	– male	24	24	24	21	21	21
	– female	26	26	26	23	23	23
Future pensioners at 65[b]	– male	25	25	25	22	22	22
	– female	28	28	28	24	24	24

[a]	Relates to assumptions based on longevity (in years) following retirement at the end of the reporting period.
[b]	Relates to assumptions based on longevity (in years) relating to an employee retiring in 2038.

The assumptions allow for expected increases in longevity.

Sensitivities

Changes in assumptions used for determining retirement benefit costs and obligations may have an impact on the income statement and the statement of financial position. The key assumptions are the pension increases, discount rate, the rate of inflation and the assumed mortality rate. The sensitivity analysis below is based on extrapolating reasonable changes in these assumptions, using year-end conditions and assuming no interdependency between the assumptions.

		UK		US
		Higher/ (lower) pension cost $m	Increase/ (decrease) in liabilities $m	Higher/ (lower) pension cost $m	Increase/ (decrease) in liabilities $m
Pensions increases	– 0.25% decrease	—	(1.0)	—	—
	– 0.25% increase	0.1	1.0	—	—
Discount rate	– 0.25% decrease	—	1.0	(0.1)	1.6
	– 0.25% increase	0.1	(1.0)	0.1	(1.5)
Inflation rate	– 0.25% increase	0.1	1.0	—	—
	– 0.25% decrease	—	(1.0)	—	—
Mortality rate	– One year increase	0.1	0.6	0.1	3.3

A one percentage point increase in assumed healthcare costs trend rate would increase the accumulated post-employment benefit obligations as at 31 December 2018 by $1.7m (2017: $1.9m, 2016: $1.9m) and a one percentage point decrease would decrease the obligations by $1.6m (2017: $1.8m, 2016: $1.7m).

Movement in benefit obligation

	Pension plans
	UK		US		US Post-employment benefits		Total
	2018 $m	2017 $m	2018 $m	2017 $m	2018 $m	2017 $m	2018 $m	2017 $m
Benefit obligation at 1 January	29	27	197	195	24	22	250	244
Interest expense	1	1	4	7	1	1	6	9
Benefits paid	(1)	(1)	(9)	(13)	(1)	(1)	(11)	(15)
Settlement payments	0	—	(150)	—	0	—	(150)	—
Settlement loss	0	—	14	—	0	—	14	—
Re-measurement (gains)/losses	(4)	—	(11)	8	(2)	2	(17)	10
Exchange adjustments	(1)	2	0	—	0	—	(1)	2

Benefit obligation at 31 December	24	29	45	197	22	24	91	250

Comprising:
Funded plans	0	—	0	146	0	—	0	146
Unfunded plans	24	29	45	51	22	24	91	104

	24	29	45	197	22	24	91	250

Movement in plan assets

	Pension plans
	UK		US		US Post-employment benefits		Total
	2018 $m	2017 $m	2018 $m	2017 $m	2018 $m	2017 $m	2018 $m	2017 $m
Fair value of plan assets at 1 January	0	—	152	148	0	—	152	148
Company contributions	1	1	14	4	1	1	16	6
Benefits paid	(1)	(1)	(9)	(13)	(1)	(1)	(11)	(15)
Settlement payments	0	—	(150)	—	0	—	(150)	—
Interest income	0	—	2	5	0	—	2	5
Re-measurement (losses)/gains	0	—	(8)	9	0	—	(8)	9
Settlement transaction costs	0	—	(1)	(1)	0	—	(1)	(1)

Fair value of plan assets at 31 December	0	—	0	152	0	—	0	152

Company payments are expected to be $6m in 2019.

The plan assets are measured at fair value and comprise the following:

	US
	2018 $m	2017 $m
Investments quoted in active markets
Investment funds: fixed income securities	0	150
Unquoted investments
Cash	0	2

	0	152

	Pension plans				US Post-employment benefits		Total
	UK		US
	2018 $m	2017 $m	2018 $m	2017 $m	2018 $m	2017 $m	2018 $m	2017 $m
Movement in asset restriction
Balance at 1 January	0	—	3	—	0	—	3	—
Re-measurement (losses)/gains	0	—	(3)	3	0	—	(3)	3

Balance at 31 December	0	—	0	3	0	—	0	3

Estimated future benefit payments

	Pension plans				US Post-employment benefits		Total
	UK		US
	2018 $m	2017 $m	2018 $m	2017 $m	2018 $m	2017 $m	2018 $m	2017 $m
Within one year	0	—	4	14	1	1	5	15
Between one and five years	3	3	14	53	6	6	23	62
More than five years	16	17	15	62	7	7	38	86

	19	20	33	129	14	14	66	163

Average duration of obligation (years)	19.5	20.5	9.2	10.3	9.6	10.4

The reduction in future benefit payments arises from the termination of the Plan.